FINANCE LEASES - Narrative (Details)		1 Months Ended			12 Months Ended				39 Months Ended
	Jun. 30, 2025 USD ($)	Aug. 31, 2021 vessel	Dec. 31, 2019 vessel	Apr. 30, 2015 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Jun. 30, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel					7	7		8
Number of vessels sold and leased back | vessel		9
Interest expense on obligations under finance lease					$ 8,762,000	$ 9,365,000
Finance lease ROU impairment					$ 0	$ 70,009,000
Weighted average discount rate (percent)					6.30%	6.30%
Weighted average lease term					6 years 7 months 6 days	7 years 7 months 6 days
SFL
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased beck, reclassified as finance lease | vessel			7
Number of vessels sold and leased back | vessel					1	1
Daily time charter rate					$ 19,135
Number of vessels sold and leased back | vessel					8
Variable lease expense					$ 2,000,000	$ 700,000	$ 1,200,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				8	8	8	8	8
Daily time charter rate								$ 14,900
Daily operating expense rate					$ 7,000			7,000
Profit share					$ 9,800,000	$ 37,900	$ 800,000
Number of vessels sold and leased back | vessel					8
Total minimum lease period					13 years
Purchase option net of sellers credit				$ 112,000,000				112,000,000
Daily time charter rate extension				$ 14,900				$ 14,900
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Finance leases average daily rate					$ 19,024
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Forecast
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 14,900								$ 16,435
Ship Finance International Ltd
Lessee, Lease, Description [Line Items]
Purchase option net of sellers credit					$ 112,000,000
Charter term, extension					3 years
Daily time charter rate extension					$ 14,900